Significant Accounting Policies (Details) - shares	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Dilutive Securities excluded from the Computation of Diluted Loss Per Share	182,667	79,393
Warrant [Member]
Dilutive Securities excluded from the Computation of Diluted Loss Per Share	124,667	38,193
Stock Option [Member]
Dilutive Securities excluded from the Computation of Diluted Loss Per Share	58,000	41,200